UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: CITY OF EDINBURGH COUNCIL AS ADMINISTRATOR OF THE LOTHIAN PENSION FUND
Address:  WAVERLEY COURT LEVEL 3/3, 4 EAST MARKET STREET, EDINBURGH, UK, EH8 8BG


Form 13F File Number:   [insert]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		JASON HARRY KOUMIDES
Title:  	ACCOUNTING TECHNICIAN

Signature, Place, and Date of Signing:


	JASON HARRY KOUMIDES,		EDINBURGH, UK, 		JANUARY 11, 2012
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: [NONE]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		N/A
List of 13(f) Securities used for this report: 	Fourth quarter 2011

Form 13F Information Table Entry Total:  	32
Form 13F Information Table Value Total:  	$351424
					 	(thousands)

List of Other Included Managers: 		N/A

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

ABBOTT LABS 			COM			002824100	1068		19000		SH		SOLE		19000
ACCENTURE PLC IRELAND		SHS CLASS A		G1151C101	862		16200		SH		SOLE		16200
ALLIANT TECHSYSTEMS INC		COM			018804104	937		16400		SH		SOLE		16400
AT&T INC			COM			00206R102	1326		43850		SH		SOLE		43850
BLOCK H & R INC			COM			093671105	1275		78100		SH		SOLE		78100
BRINKER INTL INC		COM			109641100	1402		52400		SH		SOLE		52400
BUNGE LTD			COM			G16962105	1064		18600		SH		SOLE		18600
CHEVRON CORP NEW		COM			166764100	1075		10100		SH		SOLE		10100
COLGATE PALMOLIVE CO		COM			194162103	1344		14550		SH		SOLE		14550
DELL INC			COM			24702R101	832		56850		SH		SOLE		56850
DIAMOND OFFSHORE DRILLING INC	COM			25271C102	757		13700		SH		SOLE		13700
DONNELLEY R R & SONS CO		COM			257867101	994		68850		SH		SOLE		68850
EXELON CORP			COM			30161N101	989		22800		SH		SOLE		22800
GAMESTOP CORP NEW		CL A			36467W109	1033		42800		SH		SOLE		42800
GAP INC DEL			COM			364760108	1061		57200		SH		SOLE		57200
HEINZ H J CO			COM			423074103	1000		18500		SH		SOLE		18500
INTEL CORP			COM			458140100	1067		44000		SH		SOLE		44000
INTERNATIONAL BUSINESS MACHS	COM			459200101	1603		8715		SH		SOLE		8715
ISHARES TR			S&P 500 INDEX		464287200	106684		846969		SH		SOLE		846969
ITT EDUCATIONAL SERVICES INC	COM			45068B109	802		14100		SH		SOLE		14100
JOHNSON & JOHNSON		COM			478160104	984		15000		SH		SOLE		15000
KELLOGG CO			COM			487836108	1097		21700		SH		SOLE		21700
KROGER CO			COM			501044101	936		38650		SH		SOLE		38650
LOCKHEED MARTIN CORP		COM			539830109	1367		16900		SH		SOLE		16900
MAXIM INTEGRATED PRODS INC	COM			57772K101	1122		43100		SH		SOLE		43100
PAYCHEX INC			COM			704326107	1015		33700		SH		SOLE		33700
RYDER SYS INC			COM			783549108	911		17150		SH		SOLE		17150
SAFEWAY INC			COM NEW			786514208	962		45700		SH		SOLE		45700
SPDR S&P 500 ETF TR		TR UNIT			78462F103	81773		651574		SH		SOLE		651574
TENET HEALTHCARE CORP		COM			88033G100	1117		217650		SH		SOLE		217650
VANGUARD INDEX FDS		S&P 500	ETF SH		922908413	132178		2300749		SH		SOLE		2300749
WALGREEN CO			COM			931422109	787		23800		SH		SOLE		23800

